Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2025 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2025 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(17.03%)
Since Inception	(7.21%)
Fidelity Freedom Blend 2025 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.35%)
Since Inception	(9.17%)
Fidelity Freedom Blend 2025 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.56%)
Since Inception	(5.74%)
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	(1.86%)	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Since Inception	(6.50%)	[1]

[1]	AFrom April 6, 2021.